Intangible Assets, Net (Details) - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Total intangible assets		$ 5,843,729	$ 1,352,629
Less: accumulated amortization		(719,465)	(383,290)
Intangible assets, net		5,124,264	969,339
Land use right [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	[1]	1,335,861	1,352,629
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets		241,730
Technology, customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets		$ 4,266,138

[1]	The Group carries its land use right at cost less accumulated amortization. All land in China is government owned and cannot be sold to any individual or company. However, the government grants the user a "land use right" (the "Right") to use the land. The Group has the Right to use the land for 25 years and amortizes the Right on a straight-line basis over the period of 25 years.